2008 and 2013 Equity Incentive Plans (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2008 and 2013 Equity Incentive Plans
Per share price of Company's closing stock price (in dollars per share)			$ 1.00
Shares of common stock reserved for issuance
Common stock options outstanding (in shares)	3,552,124		2,795,746
Common stock options and restricted stock available for future grant (2013 Plan) (in shares)	868,235		83,465
Common stock warrants outstanding	30,258
Total shares of common stock reserved for issuance	4,450,617		18,787,193
Estimated
Weighted-average assumptions:
Estimated annual forfeiture rate (as a percent)	7.00%	5.00%	5.00%
Stock options
2008 and 2013 Equity Incentive Plans
Intrinsic value of options exercisable	$ 6.7		$ 6.1
Per share price of Company's closing stock price (in dollars per share)	$ 6.42		$ 7.00
Weighted average exercise price (in dollars per share)	$ 1.98		$ 0.90
Per-share weighted-average grant date fair value of options granted (in dollars per share)	$ 4.50	$ 2.40	$ 2.52	$ 0.56
Weighted-average assumptions:
Unrecognized compensation expense	$ 6.7		$ 4.1
Weighted average remaining period for recognition of unrecognized compensation expense	3 years 1 month 2 days		2 years 7 days
Shares of common stock reserved for issuance
Common stock options outstanding (in shares)	3,552,124		2,795,746	1,523,156	1,563,895
Common stock options and restricted stock available for future grant (2013 Plan) (in shares)			83,465	171,803	159,523
Stock options | Weighted-average
Weighted-average assumptions:
Risk-free interest rate (as a percent)	1.82%	1.94%	1.52%	1.92%
Expected term of options (in years)	5 years 10 months 13 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility (as a percent)	75.90%	80.00%	80.50%	80.00%
Dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%